CAPITAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of key metrics and ratios

		As at December 31	As at December 31
(In millions of dollars)	Note	2022	2021

Current portion of long-term debt	21	1,828	1,551
Long-term debt	21	29,905	17,137
Deferred transaction costs and discounts	21	1,122	185
		32,855	18,873
Add (deduct):
Subordinated notes adjustment [1]		(1,508)	(1,000)
Net debt derivative assets [2]	17	(988)	(1,260)
Credit risk adjustment related to net debt derivative assets [3]		(10)	(18)
Short-term borrowings	19	2,985	2,200
Current portion of lease liabilities	8	362	336
Lease liabilities	8	1,666	1,621
Cash and cash equivalents		(463)	(715)
Restricted cash and cash equivalents [4]	17	(12,837)	—

Adjusted net debt		22,062	20,037

		As at December 31	As at December 31
(In millions of dollars, except ratios)	Note	2022	2021

Adjusted net debt		22,062	20,037
Divided by: trailing 12-month adjusted EBITDA	4	6,393	5,887

Debt leverage ratio		3.5	3.4
[1] For the purposes of calculating adjusted net debt, we believe adjusting 50% of the value of our subordinated notes is appropriate as this methodology factors in certain circumstances with respect to priority for payment and we understand this approach is commonly used to evaluate debt leverage by rating agencies for at least the first five years after the issuance of the respective subordinated notes.
[2] Net debt derivative assets consists of the net fair value of our debt derivatives on issued debt.
[3] For accounting purposes in accordance with IFRS, we recognize the fair values of our debt derivatives using an estimated credit-adjusted mark-to-market valuation by discounting cash flows to the measurement date. For purposes of calculating adjusted net debt, we believe including debt derivatives valued without adjustment for credit risk is commonly used to evaluate debt leverage and for market valuation and transactional purposes.
[4] For the purposes of calculating adjusted net debt, we have deducted our restricted cash and cash equivalent as these funds were raised solely to fund a portion of the cash consideration of the Shaw Transaction or, if unable to be consummated, be used to redeem the applicable senior notes excluding any premium. Including only the underlying senior notes would not represent our view of adjusted net debt prior to the consummation of the Shaw Transaction or the redemption of the senior notes.

Free cash flow
We use free cash flow to understand how much cash we generate that is available to repay debt or reinvest in our business, which is used as an indicator of financial capabilities.

		Years ended December 31
(In millions of dollars)	Note	2022	2021

Adjusted EBITDA	4	6,393	5,887
Deduct (add):
Capital expenditures [1]	7	3,075	2,788
Interest on borrowings, net and capitalized interest	11	1,090	728
Cash income taxes [2]		455	700

Free cash flow		1,773	1,671
[1] Includes additions to property, plant and equipment net of proceeds on disposition, but does not include expenditures for spectrum licences or additions to right-of-use assets, or assets acquired through business combinations.
[2] Cash income taxes are net of refunds received.

		Years ended December 31
(In millions of dollars)	Note	2022	2021

Cash provided by operating activities		4,493	4,161
Add (deduct):
Capital expenditures	7	(3,075)	(2,788)
Interest on borrowings, net of capitalized interest	11	(1,090)	(728)
Interest paid, net		1,054	802
Restructuring, acquisition and other	10	310	324
Program rights amortization	9	(61)	(68)
Change in net operating assets and liabilities	29	152	(37)
Other adjustments [1]	12, 23	(10)	5

Free cash flow		1,773	1,671
[1] Other adjustments consists of post-employment benefit contributions, net of expense, cash flows relating to other operating activities, and other (income) expense from our financial statements.

Available liquidity
Available liquidity fluctuates based on business circumstances. We continually manage, and aim to have sufficient, available liquidity at all times to help protect our ability to meet all our commitments (operationally and for maturing debt obligations), to execute our business plan (including to acquire spectrum licences or consummate acquisitions), to mitigate the risk of economic downturns, and for other unforeseen circumstances. As at December 31, 2022 and 2021, we had sufficient liquidity available to us to meet this objective.

Below is a summary of our total available liquidity from our cash and cash equivalents, bank credit facilities, letters of credit facilities, and short-term borrowings, including our receivables securitization program and our US dollar-denominated commercial paper (US CP) program.

Our restricted cash and cash equivalents (see note 17) are not included in available liquidity as the funds were raised solely to fund a portion of the cash consideration of the Shaw Transaction (see note 30). Our $6 billion term loan facility is also not included in available liquidity as we can only draw on that facility to partially fund the Shaw Transaction. Our Canada Infrastructure Bank credit agreement (see note 21) is not included in available liquidity as it can only be drawn upon for use in broadband projects under the Universal Broadband Fund, and therefore is not available for other general purposes.

As at December 31, 2022		Total sources	Drawn	Letters of credit	US CP program [1]	Net available
(In millions of dollars)	Note

Cash and cash equivalents		463	—	—	—	463
Bank credit facilities [2]:
Revolving	21	4,000	—	8	215	3,777
Non-revolving	19	1,000	375	—	—	625
Outstanding letters of credit	21	75	—	75	—	—
Receivables securitization [2]	19	2,400	2,400	—	—	—

Total		7,938	2,775	83	215	4,865
[1] The US CP program amounts are gross of the discount on issuance.
[2] The total liquidity sources under our bank credit facilities and receivables securitization represents the total credit limits per the relevant agreements. The amount drawn and letters of credit are currently outstanding under those agreements. The US CP program amount represents our currently outstanding US CP borrowings that are backstopped by our revolving credit facility.

As at December 31, 2021		Total sources	Drawn	Letters of credit	US CP program [1]	Net available
(In millions of dollars)	Note

Cash and cash equivalents		715	—	—	—	715
Bank credit facilities [2]:
Revolving	21	4,000	—	8	894	3,098
Non-revolving	19	507	507	—	—	—
Outstanding letters of credit	21	72	—	72	—	—
Receivables securitization [2]	19	1,200	800	—	—	400

Total		6,494	1,307	80	894	4,213
[1] The US CP program amounts are gross of the discount on issuance.
[2] The total liquidity sources under our bank credit facilities and receivables securitization represents the total credit limits per the relevant agreements. The amount drawn and letters of credit are currently outstanding under those agreements. The US CP program amount represents our currently outstanding US CP borrowings that are backstopped by our revolving credit facility.